Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000354046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2014
Prospectus Date	rr_ProspectusDate	Nov. 29, 2014